Federated Hermes Global Equity Fund
Portfolio of Investments
August 31, 2019 (unaudited)
Shares		Value in U.S. Dollars
	COMMON STOCKS—99.7%
	Australia—2.0%
2,094	Caltex Australia	$ 33,831
4,920	Goodman Group	48,150
	TOTAL	81,981
	Austria—0.4%
315	OMV AG	16,115
	Bermuda—0.2%
613	Golar LNG Ltd.	7,178
	Brazil—0.5%
2,400	Magazine Luiza SA	21,077
	Canada—0.2%
2,433	HudBay Minerals, Inc.	8,184
	China—5.3%
2,500	China Mobile Ltd.	20,686
18,000	China Resources Logic Ltd.	88,978
6,000	Ping An Insurance (Group) Co. of China Ltd.	68,427
24,153	Shenzhen International Holdings Ltd.	45,600
	TOTAL	223,691
	Denmark—2.3%
1,274	Novo Nordisk A/S	66,558
325	Orsted A/S	31,079
	TOTAL	97,637
	Finland—1.8%
6,843	Nokia Oyj	33,929
3,732	Stora Enso Oyj, Class R	41,843
	TOTAL	75,772
	France—1.6%
443	Gaztransport Et Technigaz	41,550
236	Vinci SA	25,882
	TOTAL	67,432
	Germany—1.0%
883	Vonovia SE	44,040
	Hong Kong—0.3%
1,233	Swire Pacific Ltd., Class A	12,030
	Hungary—0.7%
744	OTP Bank RT	29,680
	Indonesia—0.6%
85,300	PT Telekomunikasi Indonesia Tbk	26,795
	Ireland—0.2%
2,841	AIB Group PLC	7,218
	Italy—0.6%
2,159	UniCredit SpA	24,093
	Japan—4.9%
800	Daifuku Co.	37,705
300	FUJIFILM Holdings Corp.	12,837
1,100	Kurita Water Industries Ltd.	28,569

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
1,100		Lion Corp.	$ 21,319
600		Nippon Telegraph & Telephone Corp.	28,784
500		Nitto Denko Corp.	23,247
600		Omron Corp.	29,639
1,100		ZOZO, Inc.	21,957
		TOTAL	204,057
		Netherlands—2.1%
398		ASML Holding N.V.	88,816
		Norway—0.7%
1,060		Aker BP ASA	28,094
		South Korea—1.4%
300		Hyundai Engineering & Construction Co.	10,208
500		Hyundai Marine & Fire Insurance Co.	9,870
500		Samsung Electronics Co. Ltd.	18,160
100		Samsung Fire & Marine Insurance	18,881
		TOTAL	57,119
		Spain—2.3%
282		Aena SME SA	50,973
2,010		Iberdrola SA	20,717
1,758		Siemens Gamesa Renewable Energy SA	24,011
		TOTAL	95,701
		Sweden—2.8%
2,145		Essity Aktiebolag	67,006
4,420	[1]	SAS AB	6,065
5,326		Svenska Cellulosa AB SCA, Class B	46,015
		TOTAL	119,086
		Switzerland—5.1%
259	[1]	Lonza Group AG	91,659
561		Nestle S.A.	62,977
214		Roche Holding AG	58,554
		TOTAL	213,190
		Taiwan—1.6%
4,000		Giant Manufacturing Co. Ltd.	27,800
953		Taiwan Semiconductor Manufacturing Co. Ltd, ADR	40,626
		TOTAL	68,426
		United Kingdom—1.3%
2,519		Pets at Home Group PLC	7,097
2,825		Prudential PLC	47,122
		TOTAL	54,219
		United States—59.8%
1,073		Abbott Laboratories	91,548
431		Accenture PLC	85,411
257	[1]	Adobe, Inc.	73,119
47	[1]	Alphabet, Inc., Class A	55,955
43	[1]	Alphabet, Inc., Class C	51,088
59	[1]	Amazon.com, Inc.	104,801
271		American Tower Corp.	62,381
546		American Water Works Co., Inc.	69,517
286		Amgen, Inc.	59,665
318		Analog Devices, Inc.	34,926

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United States—continued
331		Apple, Inc.	$ 69,093
1,679		Bank of America Corp.	46,189
788		Baxter International, Inc.	69,305
326	[1]	Berkshire Hathaway, Inc., Class B	66,312
143	[1]	Biogen, Inc.	31,424
467		Capital One Financial Corp.	40,452
292		Chubb Ltd.	45,634
301		Cognex Corp.	13,569
1,441		Delta Air Lines, Inc.	83,376
993	[1]	Discovery, Inc., Class A	27,407
171		Eagle Materials, Inc.	14,396
4,463		Ford Motor Co.	40,926
969		Hess Corp.	60,999
507		Ingersoll-Rand PLC	61,393
293		Kimberly-Clark Corp.	41,345
188		Lam Research Corp.	39,576
699	[1]	Micron Technology, Inc.	31,644
763		Microsoft Corp.	105,187
72	[1]	O'Reilly Automotive, Inc.	27,631
4,402	[1]	Oasis Petroleum Inc.	13,734
752		Procter & Gamble Co.	90,413
542		Prudential Financial, Inc.	43,409
271		Royal Caribbean Cruises, Ltd.	28,260
373	[1]	Salesforce.com, Inc.	58,214
442		Sysco Corp.	32,854
576		The Travelers Cos., Inc.	84,649
270		Thermo Fisher Scientific, Inc.	77,506
1,398		TJX Cos., Inc.	76,848
950		UGI Corp.	46,236
1,068		Verizon Communications, Inc.	62,115
456		Visa, Inc., Class A	82,454
779		Walt Disney Co.	106,926
1,152		Weyerhaeuser Co.	30,309
492		Zoetis, Inc.	62,199
		TOTAL	2,500,395
		TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $4,150,298)	4,172,026
		OTHER ASSETS AND LIABILITIES - NET—0.3%[2]	11,926
		TOTAL NET ASSETS—100%	$ 4,183,952
1	Non-income-producing security.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.

■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corporation (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$2,500,395	$ —	$—	$2,500,395
International	77,065	1,594,566	—	1,671,631
TOTAL SECURITIES	$2,577,460	$1,594,566	$—	$4,172,026
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt

Federated Hermes Global Small Cap Fund
Portfolio of Investments
August 31, 2019 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—97.5%
		Australia—2.5%
12,911		Evolution Mining Ltd.	$ 45,199
4,217		Pendal Group Ltd.	18,870
		TOTAL	64,069
		Austria—1.0%
421		Schoeller-Bleckmann Oilfield Equipment AG	26,791
		Canada—3.0%
1,940		CAE, Inc.	50,880
341		Cargojet Inc.	26,411
		TOTAL	77,291
		Finland—1.8%
1,156		Huhtamaki Oyj	44,738
		Germany—0.7%
328		Washtec AG	17,573
		Ghana—1.0%
9,835		Tullow Oil PLC	24,526
		Ireland—1.1%
2,479		Glanbia PLC	27,241
		Italy—3.2%
3,951		Cerved Information Solutions SPA	31,950
1,137		Marr SpA	24,826
2,427		Technogym S.P.A.	24,605
		TOTAL	81,381
		Japan—13.7%
1,313		Hitachi Credit Corp.	26,233
860		Horiba Ltd.	44,086
2,064		NIFCO, Inc.	47,396
828		Open House Co. Ltd.	37,541
1,684		Relo Holdings, Inc.	42,606
1,144		Sumisho Computer Systems Corp.	56,377
1,961		Tadano Ltd.	17,310
1,003		TS Tech Co. Ltd.	27,514
1,112		Yaoko Co. Ltd.	49,330
		TOTAL	348,393
		Netherlands—3.6%
1,062		Aalberts Industries NV	40,228
714		IMCD Group NV	50,242
		TOTAL	90,470
		South Africa—0.2%
45,350	[1]	Petra Diamonds Ltd.	4,403
		Sweden—1.3%
2,471		Trelleborg AB, Class B	33,793
		Switzerland—1.5%
166		Burckhardt Compression Holdings AG	39,201
		United Kingdom—6.2%
76,749	[1]	Amerisur Resources PLC	17,303
4,478		Beazley Group PLC	31,135
1

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United Kingdom—continued
12,675		Cineworld Group PLC	$ 33,732
5,953		Paragon Group Companies PLC	31,672
5,226		SSP Group PLC	45,021
		TOTAL	158,863
		United States—56.7%
72	[1]	Abiomed, Inc.	13,901
1,096	[1]	AMN Healthcare Services, Inc.	64,006
435		Aptargroup, Inc.	53,166
156	[1]	Bio-Rad Laboratories, Inc., Class A	52,683
1,261		Brooks Automation, Inc.	42,029
1,552		Brown & Brown	57,253
1,017		Brunswick Corp.	47,392
212	[1]	CACI International, Inc., Class A	47,125
517	[1]	Clean Harbors, Inc.	38,025
815		Community Bank System, Inc.	49,707
28,935		Diversified Gas & Oil PLC	36,488
435		Eagle Materials, Inc.	36,623
524		East West Bancorp, Inc.	21,552
299		Henry Jack & Associates, Inc.	43,343
643	[1]	Kirby Corp.	47,318
446	[1]	Livanova PLC	34,623
1,123		MDU Resources Group, Inc.	30,197
1,087		National Instruments Corp.	45,654
1,560	[1]	Parsley Energy, Inc.	27,940
435		Reinsurance Group of America	66,977
2,577		Retail Opportunity Investments Corp.	45,123
965		RPM International, Inc.	65,302
540	[1]	Silicon Laboratories, Inc.	58,860
420		STERIS PLC	64,848
1,004		Teradyne, Inc.	53,182
275		WD 40 Co.	50,133
923		Weingarten Realty Investors	24,450
469		West Pharmaceutical Services, Inc.	68,221
303	[1]	WEX, Inc.	61,979
908		Wiley (John) & Sons, Inc., Class A	40,406
845		Wintrust Financial Corp.	53,091
		TOTAL	1,441,597
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,548,331)	2,480,330
		PREFERRED STOCK—1.4%
		Germany—1.4%
1,722		Jungheinrich AG, Pfd., Annual Dividend 2.29% (IDENTIFIED COST $60,963)	36,678
		TOTAL INVESTMENT IN SECURITIES—98.9% (IDENTIFIED COST $2,609,294)	2,517,008
		OTHER ASSETS AND LIABILITIES - NET—1.1%[2]	26,876
		TOTAL NET ASSETS—100%	$ 2,543,884
1	Non-income-producing security.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2019.
2

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corporation (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
3

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$1,405,109	$ 36,488	$—	$1,441,597
International	77,291	961,442	—	1,038,733
Preferred Stock
International	—	36,678	—	36,678
TOTAL SECURITIES	$1,482,400	$1,034,608	$—	$2,517,008
4